Premises and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Land	$ 1,516	$ 1,693
Buildings and improvements	6,492	8,100
Furniture and equipment	2,134	2,070
Automobiles	36	71
Premises and equipment, gross	10,178	11,934
Less: accumulated depreciation	5,150	6,282
Balance at end of year	$ 5,028	$ 5,652